Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
3.	Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2010	2011
Leasehold improvements	$1,433,525	$1,587,344
Computers and office equipment	2,277,367	2,927,631
Vehicle	137,098	144,100
Software	89,060	413,116
Construction in progress	34,765	—

	3,971,815	5,072,191
Less: accumulated depreciation and amortization	(846,207)	(2,666,615)

Property and equipment, net	$3,125,608	$2,405,576

Depreciation and amortization expense for property and equipment was $165,026, $871,408 and $ 1,763,832 for the years ended December 31, 2009, 2010 and 2011, respectively.